Securities - Additional Information (Detail) - CAD ($) $ in Millions	3 Months Ended
	Jan. 31, 2020	Jan. 31, 2019	Oct. 31, 2019
Disclosure of detailed information about financial instruments [line items]
Dividend Income recognized	$ 30	$ 24
Allowance for credit losses on debt securities	4,683	3,729
Provision (recovery) of credit losses	(919)	(850)
Debt securities [member]
Disclosure of detailed information about financial instruments [line items]
Allowance for credit losses on debt securities	4		$ 4
Debt securities at amortized cost [member]
Disclosure of detailed information about financial instruments [line items]
Allowance for credit losses on debt securities	1		1
Provision (recovery) of credit losses	0	0
Debt securities FVOCI [member]
Disclosure of detailed information about financial instruments [line items]
Allowance for credit losses on debt securities	3		$ 3
Securities disposed [member] | Securities [member]
Disclosure of detailed information about financial instruments [line items]
Disposal of equity securities	5	179
Gain (loss) on sale of equity securities measured at fair value	0	24
Dividend Income recognized	$ 0	$ 0